Earnings/ (Loss) per share - Basic and Diluted (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per share, Basic EPS [Abstract]:
Net income	$ 115,087	$ 103,087	$ 81,129
Less paid and accrued earnings allocated to Preferred Stock	(11,909)	(1,536)	0
Net income available to common stockholders	$ 103,178	$ 101,551	$ 81,129
Weighted average number of common shares, basic and diluted	74,800,000	74,800,000	67,612,842
Earnings per common share, basic and diluted	$ 1.38	$ 1.36	$ 1.2